EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of number and weighted average exercise prices of share options
	2024		2023
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	Exercise
	Options	Price	Options	Price
	USD		USD
Options outstanding at the beginning of year:	6,215	1.67	7,297	1.76
Changes during the year:
Granted	378	0.71	-	-
Exercised	299	-	38	0.68
Forfeited	971	0.71	1,044	2.38
Options outstanding at end of year	5,323	1.86	6,215	1.67
Options exercisable at year-end	4,808	1.93	3,171	0.9

Schedule of information about share restricted stock units outstanding and exercisable
	Number of RSUs
	2024	2023
Outstanding at beginning of year	5,219,101	-
Granted	2,450,583	7,808,280
Vested	(2,466,858)	(902,753)
Forfeited	(300,353)	(1,686,426)
Unvested as of December 31	4,902,473	5,219,101